DIREXION SHARES ETF TRUST

Direxion Daily European Financials Bear 1X Shares

Supplement dated August 9, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

dated July 19, 2016

Effective immediately, the trading symbol for the Direxion Daily European Financials Bear 1X Shares will be as follows:

Fund	New Ticker Symbol
Direxion Daily European Financials Bear 1X Shares	EUFS

For more information, please contact the Funds at (866) 476-7523.

*        *        *         *        *

Please retain a copy of this Supplement with your Prospectus and SAI.